Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
	Jul. 16, 2012
(Columbia Variable Portfolio - Select Large Cap Growth Fund) | Class 1 Shares
Operating Expenses:
Management fees	0.77%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	1.33%	[2]
Total annual Fund operating expenses	2.10%
Fee waivers and/or reimbursements	(1.31%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.79%
(Columbia Variable Portfolio - Select Large Cap Growth Fund) | Class 2 Shares
Operating Expenses:
Management fees	0.77%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	1.33%	[2]
Total annual Fund operating expenses	2.35%
Fee waivers and/or reimbursements	(1.31%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.04%
(Columbia Variable Portfolio - Small Company Growth Fund) | Class 1 Shares
Operating Expenses:
Management fees	0.87%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.34%	[2]
Total annual Fund operating expenses	1.21%
Fee waivers and/or reimbursements	(0.23%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.98%
(Columbia Variable Portfolio - Small Company Growth Fund) | Class 2 Shares
Operating Expenses:
Management fees	0.87%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.34%	[2]
Total annual Fund operating expenses	1.46%
Fee waivers and/or reimbursements	(0.23%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.23%

[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.79% for Class 1 and 1.04% for Class 2.
[4]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as any reorganization costs, transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.98% for Class 1 and 1.23% for Class 2.